ACCOUNTS RECEIVABLE, NET (Details - Accounts receivable) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable	$ 15,769	$ 4,656
Bad debts written off	(2)	0
Allowance for expected credit losses	(500)	0	$ 0
Accounts receivable, net	$ 15,267	$ 4,656